Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements	12 Months Ended
Dec. 31, 2020
MingZhu Investment Limited ("MingZhu BVI") [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Background	A British Virgin Islands company
Ownership	100% owned by MingZhu Cayman
YGMZ (Hong Kong) Limited ("MingZhu HK") [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Background	A Hong Kong company
Ownership	100% owned by MingZhu BVI
Shenzhen Yangang Mingzhu Freight Industry Co., Ltd ("MingZhu") [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by MingZhu HK
Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd ("MingZhu Management") [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by MingZhu HK
Shenzhen Pengcheng Shengshi Logistics Co., Ltd ("MingZhu Pengcheng") [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by MingZhu